Distribution Date:	10/18/24	JPMDB Commercial Mortgage Securities Trust 2017-C5
Determination Date:	10/11/24
Next Distribution Date:	11/18/24
Record Date:	09/30/24	Commercial Mortgage Pass-Through Certificates
Series 2017-C5

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.

Certificate Factor Detail	3		Kunal Singh	(212) 834-5467

Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	13-14		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States

Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9090
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	23	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Directing Certificateholder	Barings LLC
Interest Shortfall Detail - Collateral Level	26
			-
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46590TAA3	2.096100%	32,683,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46590TAB1	3.329800%	37,129,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46590TAC9	3.596900%	11,341,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46590TAD7	3.414000%	200,000,000.00	133,782,170.10	0.00	380,610.27	0.00	0.00	380,610.27	133,782,170.10	36.11%	30.00%
A-5	46590TAE5	3.693900%	392,116,000.00	392,116,000.00	0.00	1,207,031.08	0.00	0.00	1,207,031.08	392,116,000.00	36.11%	30.00%
A-SB	46590TAF2	3.491900%	57,148,000.00	28,943,631.99	961,212.76	84,223.56	0.00	0.00	1,045,436.32	27,982,419.23	36.11%	30.00%
A-S	46590TAJ4	3.857500%	93,910,000.00	93,910,000.00	0.00	301,881.52	0.00	0.00	301,881.52	93,910,000.00	25.28%	21.00%
B	46590TAK1	4.008800%	44,347,000.00	44,347,000.00	0.00	148,148.54	0.00	0.00	148,148.54	44,347,000.00	20.16%	16.75%
C	46590TAL9	4.512200%	45,651,000.00	45,651,000.00	0.00	171,655.37	0.00	0.00	171,655.37	45,651,000.00	14.90%	12.37%
D	46590LBA9	4.518418%	23,478,000.00	23,478,000.00	0.00	88,402.84	0.00	0.00	88,402.84	23,478,000.00	12.19%	10.12%
E-RR	46590LBC5	4.518418%	29,999,000.00	29,999,000.00	0.00	94,057.25	0.00	0.00	94,057.25	29,999,000.00	8.73%	7.25%
F-RR	46590LBE1	4.518418%	20,869,000.00	20,869,000.00	0.00	0.00	0.00	0.00	0.00	20,869,000.00	6.32%	5.25%
G-RR	46590LBG6	4.518418%	10,434,000.00	10,434,000.00	0.00	0.00	0.00	0.00	0.00	10,434,000.00	5.12%	4.25%
NR-RR	46590LBJ0	4.518418%	44,347,191.00	44,347,191.00	0.00	0.00	0.00	0.00	0.00	44,347,191.00	0.00%	0.00%
R	46590LBL5	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,043,452,191.01	867,876,993.09	961,212.76	2,476,010.43	0.00	0.00	3,437,223.19	866,915,780.33

X-A	46590TAG0	0.867567%	824,327,000.00	648,751,802.09	0.00	469,029.90	0.00	0.00	469,029.90	647,790,589.33
X-B	46590TAH8	0.254271%	89,998,000.00	89,998,000.00	0.00	19,069.88	0.00	0.00	19,069.88	89,998,000.00
Notional SubTotal			914,325,000.00	738,749,802.09	0.00	488,099.78	0.00	0.00	488,099.78	737,788,589.33

Deal Distribution Total					961,212.76	2,964,110.21	0.00	0.00	3,925,322.97

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46590TAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46590TAB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46590TAC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46590TAD7	668.91085050	0.00000000	1.90305135	0.00000000	0.00000000	0.00000000	0.00000000	1.90305135	668.91085050
A-5	46590TAE5	1,000.00000000	0.00000000	3.07825001	0.00000000	0.00000000	0.00000000	0.00000000	3.07825001	1,000.00000000
A-SB	46590TAF2	506.46797771	16.81970953	1.47377966	0.00000000	0.00000000	0.00000000	0.00000000	18.29348919	489.64826818
A-S	46590TAJ4	1,000.00000000	0.00000000	3.21458332	0.00000000	0.00000000	0.00000000	0.00000000	3.21458332	1,000.00000000
B	46590TAK1	1,000.00000000	0.00000000	3.34066656	0.00000000	0.00000000	0.00000000	0.00000000	3.34066656	1,000.00000000
C	46590TAL9	1,000.00000000	0.00000000	3.76016670	0.00000000	0.00000000	0.00000000	0.00000000	3.76016670	1,000.00000000
D	46590LBA9	1,000.00000000	0.00000000	3.76534799	0.00000000	0.00000000	0.00000000	0.00000000	3.76534799	1,000.00000000
E-RR	46590LBC5	1,000.00000000	0.00000000	3.13534618	0.63000167	0.63000167	0.00000000	0.00000000	3.13534618	1,000.00000000
F-RR	46590LBE1	1,000.00000000	0.00000000	0.00000000	3.76534812	61.67343236	0.00000000	0.00000000	0.00000000	1,000.00000000
G-RR	46590LBG6	1,000.00000000	0.00000000	0.00000000	3.76534790	192.62319724	0.00000000	0.00000000	0.00000000	1,000.00000000
NR-RR	46590LBJ0	1,000.00000000	0.00000000	0.00000000	3.76534807	201.51248633	0.00000000	0.00000000	0.00000000	1,000.00000000
R	46590LBL5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46590TAG0	787.00782831	0.00000000	0.56898524	0.00000000	0.00000000	0.00000000	0.00000000	0.56898524	785.84177072
X-B	46590TAH8	1,000.00000000	0.00000000	0.21189226	0.00000000	0.00000000	0.00000000	0.00000000	0.21189226	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	09/01/24 - 09/30/24	30	0.00	380,610.27	0.00	380,610.27	0.00	0.00	0.00	380,610.27	0.00
A-5	09/01/24 - 09/30/24	30	0.00	1,207,031.08	0.00	1,207,031.08	0.00	0.00	0.00	1,207,031.08	0.00
A-SB	09/01/24 - 09/30/24	30	0.00	84,223.56	0.00	84,223.56	0.00	0.00	0.00	84,223.56	0.00
X-A	09/01/24 - 09/30/24	30	0.00	469,029.90	0.00	469,029.90	0.00	0.00	0.00	469,029.90	0.00
X-B	09/01/24 - 09/30/24	30	0.00	19,069.88	0.00	19,069.88	0.00	0.00	0.00	19,069.88	0.00
A-S	09/01/24 - 09/30/24	30	0.00	301,881.52	0.00	301,881.52	0.00	0.00	0.00	301,881.52	0.00
B	09/01/24 - 09/30/24	30	0.00	148,148.54	0.00	148,148.54	0.00	0.00	0.00	148,148.54	0.00
C	09/01/24 - 09/30/24	30	0.00	171,655.37	0.00	171,655.37	0.00	0.00	0.00	171,655.37	0.00
D	09/01/24 - 09/30/24	30	0.00	88,402.84	0.00	88,402.84	0.00	0.00	0.00	88,402.84	0.00
E-RR	09/01/24 - 09/30/24	30	0.00	112,956.68	0.00	112,956.68	18,899.42	0.00	0.00	94,057.25	18,899.42
F-RR	09/01/24 - 09/30/24	30	1,203,950.52	78,579.05	0.00	78,579.05	78,579.05	0.00	0.00	0.00	1,287,062.86
G-RR	09/01/24 - 09/30/24	30	1,963,150.85	39,287.64	0.00	39,287.64	39,287.64	0.00	0.00	0.00	2,009,830.44
NR-RR	09/01/24 - 09/30/24	30	8,736,633.64	166,982.61	0.00	166,982.61	166,982.61	0.00	0.00	0.00	8,936,512.72
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			11,903,735.01	3,267,858.94	0.00	3,267,858.94	303,748.72	0.00	0.00	2,964,110.21	12,252,305.44

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,925,322.97
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,279,539.60	Master Servicing Fee	5,069.28
Interest Reductions due to Nonrecoverability Determination	(267,033.33)	Certificate Administrator Fee	4,215.73
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	361.62
ARD Interest	0.00	Operating Advisor Fee	1,410.72
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,012,506.27	Total Fees	11,347.34

Principal		Expenses/Reimbursements
Scheduled Principal	961,212.76	Reimbursement for Interest on Advances	2,049.71
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	27,665.83
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	7,333.18
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	961,212.76	Total Expenses/Reimbursements	37,048.72

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,964,110.21
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	961,212.76
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,925,322.97
Total Funds Collected	3,973,719.03	Total Funds Distributed	3,973,719.03

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	867,876,993.22	867,876,993.22	Beginning Certificate Balance	867,876,993.09
(-) Scheduled Principal Collections	961,212.76	961,212.76	(-) Principal Distributions	961,212.76
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	866,915,780.46	866,915,780.46	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	867,876,993.24	867,876,993.24	Ending Certificate Balance	866,915,780.33
Ending Actual Collateral Balance	867,001,768.51	867,001,768.51

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.13)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.13)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.52%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	23,591,430.56	2.72%	25	4.8700	NAP	Defeased	2	23,591,430.56	2.72%	25	4.8700	NAP
	9,999,999 or less	4	21,879,339.55	2.52%	28	5.0555	1.526441	1.24 or less	5	191,717,794.70	22.11%	21	4.5688	0.832321
10,000,000 to 19,999,999		10	138,350,462.17	15.96%	27	4.8713	1.598195	1.25 to 1.49	8	159,485,055.02	18.40%	27	4.8962	1.358446
20,000,000 to 24,999,999		1	24,516,748.12	2.83%	28	4.9980	1.645400	1.50 to 1.74	8	146,374,197.01	16.88%	28	4.9060	1.598693
25,000,000 to 49,999,999		14	480,710,425.17	55.45%	26	4.4334	2.011461	1.75 to 1.99	2	51,400,768.30	5.93%	25	4.2982	1.756100
	50,000,000 or greater	3	177,867,374.89	20.52%	22	4.3724	1.536493	2.00 or greater	9	294,346,534.87	33.95%	27	4.1452	2.835351
	Totals	34	866,915,780.46	100.00%	26	4.5343	1.807228	Totals	34	866,915,780.46	100.00%	26	4.5343	1.807228
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	23,591,430.56	2.72%	25	4.8700	NAP
							Defeased	2	23,591,430.56	2.72%	25	4.8700	NAP
California	4	81,691,881.86	9.42%	28	4.0713	1.725354
							Lodging	12	179,388,448.51	20.69%	26	4.6920	2.434891
Connecticut	2	80,027,855.94	9.23%	27	5.0805	1.776594
							Mixed Use	5	183,232,712.13	21.14%	28	4.9515	1.229074
Florida	7	64,684,999.19	7.46%	28	4.7699	1.546835
							Multi-Family	3	15,614,727.41	1.80%	27	5.3371	1.765680
Hawaii	2	62,250,000.00	7.18%	25	4.1995	3.813136
							Office	8	261,713,750.17	30.19%	23	4.2907	1.777795
Illinois	2	62,038,545.80	7.16%	10	4.6057	0.902840
							Retail	14	171,328,143.21	19.76%	25	4.1382	1.844827
Indiana	1	1,293,832.73	0.15%	25	4.4480	1.306400
							Self Storage	2	32,046,568.47	3.70%	28	4.7350	2.002011
Kansas	1	2,056,971.86	0.24%	25	4.4480	1.306400
							Totals	46	866,915,780.46	100.00%	26	4.5343	1.807228
Michigan	2	9,755,196.35	1.13%	28	5.0332	1.622650

Montana	1	5,569,738.81	0.64%	27	5.1600	1.330800

New Hampshire	3	6,106,822.14	0.70%	25	4.4480	1.306400

New York	6	229,527,298.93	26.48%	27	4.2326	1.703853

Ohio	5	151,416,740.12	17.47%	27	4.5781	2.040640

Oregon	4	35,473,011.56	4.09%	28	4.9894	1.392473

Texas	2	11,400,768.30	1.32%	27	5.3250	1.777500

Washington	1	10,469,329.94	1.21%	26	5.1800	2.485800

Wisconsin	1	29,561,356.37	3.41%	26	4.8900	0.918800

Totals	46	866,915,780.46	100.00%	26	4.5343	1.807228

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	23,591,430.56	2.72%	25	4.8700	NAP	Defeased	2	23,591,430.56	2.72%	25	4.8700	NAP
	3.99999% or less	3	138,547,074.08	15.98%	27	3.6047	2.855783	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	7	189,931,052.28	21.91%	26	4.1797	2.193056	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	14	392,942,179.40	45.33%	25	4.7867	1.305098	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	8	121,904,044.14	14.06%	27	5.2648	1.723098	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	866,915,780.46	100.00%	26	4.5343	1.807228	49 months or greater	32	843,324,349.90	97.28%	26	4.5249	1.820261
								Totals	34	866,915,780.46	100.00%	26	4.5343	1.807228
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	23,591,430.56	2.72%	25	4.8700	NAP	Defeased	2	23,591,430.56	2.72%	25	4.8700	NAP
	84 months or less	32	843,324,349.90	97.28%	26	4.5249	1.820261	Interest Only	8	318,917,200.00	36.79%	26	4.1322	2.440685
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	356 months or less	24	524,407,149.90	60.49%	25	4.7637	1.442951
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	866,915,780.46	100.00%	26	4.5343	1.807228	Totals	34	866,915,780.46	100.00%	26	4.5343	1.807228
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	23,591,430.56	2.72%	25	4.8700	NAP			No outstanding loans in this group
Underwriter's Information		4	100,547,848.15	11.60%	26	4.3854	2.507775
	12 months or less	26	697,206,762.94	80.42%	26	4.5698	1.775690
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	2	45,569,738.81	5.26%	25	4.1466	0.985220
	Totals	34	866,915,780.46	100.00%	26	4.5343	1.807228
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	656120572	RT	New York	NY	Actual/360	4.005%	0.00	0.00	0.00	N/A	11/06/26	--	40,000,000.00	40,000,000.00	09/06/20
1A	656120573	RT	New York	NY	Actual/360	4.005%	0.00	0.00	0.00	N/A	11/06/26	--	40,000,000.00	40,000,000.00	09/06/20
2	307531002	OF	New York	NY	Actual/360	3.915%	217,508.96	0.00	0.00	N/A	01/06/27	--	66,667,200.00	66,667,200.00	10/06/24
3	656120631	OF	Chicago	IL	Actual/360	4.610%	231,985.36	0.00	0.00	N/A	08/06/25	08/06/27	60,386,644.43	60,386,644.43	10/06/24
4	306931003	LO	Honolulu	HI	Actual/360	4.199%	112,861.56	0.00	0.00	N/A	11/01/26	--	32,250,000.00	32,250,000.00	10/01/24
4A	306931004	LO	Honolulu	HI	Actual/360	4.199%	104,987.50	0.00	0.00	N/A	11/01/26	--	30,000,000.00	30,000,000.00	10/01/24
5	307531005	MU	Cleveland	OH	Actual/360	5.310%	155,748.32	85,368.79	0.00	N/A	02/06/27	--	35,197,360.30	35,111,991.51	10/06/24
5A	307531105	MU	Cleveland	OH	Actual/360	5.310%	77,874.16	42,684.39	0.00	N/A	02/06/27	--	17,598,680.53	17,555,996.14	10/06/24
6	307531006	MU	New York	NY	Actual/360	4.690%	198,932.28	85,988.03	0.00	N/A	02/06/27	--	50,899,518.49	50,813,530.46	09/06/24
7	307531007	MU	Stamford	CT	Actual/360	4.970%	202,941.67	0.00	0.00	N/A	01/01/27	--	49,000,000.00	49,000,000.00	10/01/24
9	306881119	OF	Sunnyvale	CA	Actual/360	3.319%	102,276.44	94,161.83	0.00	N/A	04/01/27	--	36,974,035.91	36,879,874.08	10/01/24
10	656100536	SS	Long Island City	NY	Actual/360	4.735%	75,341.50	39,222.09	0.00	N/A	02/06/27	--	19,093,938.55	19,054,716.46	10/06/24
10A	656100537	SS	Long Island City	NY	Actual/360	4.735%	51,369.20	26,742.34	0.00	N/A	02/06/27	--	13,018,594.35	12,991,852.01	10/06/24
11	307531011	LO	Various	FL	Actual/360	4.990%	133,878.02	64,519.91	0.00	N/A	12/06/26	--	32,195,114.71	32,130,594.80	10/06/24
12	656120627	MU	Cincinnati	OH	Actual/360	4.740%	121,717.07	63,253.82	0.00	N/A	02/06/27	--	30,814,447.84	30,751,194.02	10/06/24
13	307531013	LO	Greenwich	CT	Actual/360	5.255%	136,138.92	60,003.35	0.00	N/A	12/01/26	--	31,087,859.29	31,027,855.94	10/01/24
14	307090006	RT	Fairlawn	OH	Actual/360	3.314%	96,658.33	0.00	0.00	N/A	10/01/26	--	35,000,000.00	35,000,000.00	10/01/24
15	307531015	OF	Independence	OH	Actual/360	4.600%	126,682.99	50,179.32	0.00	N/A	01/06/27	--	33,047,737.77	32,997,558.45	10/06/24
16	307531016	OF	West Allis	WI	Actual/360	4.890%	120,662.10	48,976.00	0.00	N/A	12/06/26	--	29,610,332.37	29,561,356.37	10/06/24
17	307531001	RT	Various	OR	Actual/360	4.998%	102,314.81	48,631.90	0.00	N/A	02/01/27	--	24,565,380.02	24,516,748.12	10/01/24
19	656120630	LO	Miami Beach	FL	Actual/360	4.440%	96,200.00	0.00	0.00	N/A	03/06/27	--	26,000,000.00	26,000,000.00	10/06/24
21	656120612	OF	Cupertino	CA	Actual/360	4.770%	76,067.97	28,241.31	0.00	N/A	01/06/27	--	19,136,596.73	19,108,355.42	10/06/24
22	656120625	OF	Long Beach	CA	Actual/360	4.820%	62,206.91	24,036.58	0.00	N/A	11/06/26	--	15,487,197.07	15,463,160.49	10/06/24
23	656120610	RT	Mission Viejo	CA	Actual/360	4.750%	59,976.52	19,835.52	0.00	N/A	01/06/27	--	15,151,963.70	15,132,128.18	10/06/24
24	307531024	MF	Sherman	TX	Actual/360	5.325%	50,687.22	21,704.34	0.00	N/A	01/06/27	--	11,422,472.64	11,400,768.30	10/06/24
25	307090023	RT	Various	Various	Actual/360	4.448%	41,269.02	24,199.02	0.00	N/A	11/01/26	--	11,133,727.12	11,109,528.10	10/01/24
26	307531026	LO	Ashland	OR	Actual/360	4.970%	45,468.06	21,940.63	0.00	N/A	01/06/27	--	10,978,204.07	10,956,263.44	10/06/24
28	307531028	LO	Richland	WA	Actual/360	5.180%	45,280.94	20,464.18	0.00	N/A	12/06/26	--	10,489,794.12	10,469,329.94	10/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	656120609	OF	La Mesa	CA	Actual/360	4.460%	39,360.09	18,635.72	0.00	N/A	01/06/27	--	10,590,159.90	10,571,524.18	10/06/24
30	307531030	RT	Suwanee	GA	Actual/360	4.965%	33,732.18	24,523.09	0.00	N/A	12/01/26	--	8,152,793.16	8,128,270.07	10/01/24
32	307531032	LO	Pensacola	FL	Actual/360	5.000%	27,363.76	12,897.86	0.00	N/A	03/01/27	--	6,567,302.25	6,554,404.39	10/01/24
33	307531033	RT	Billings	MT	Actual/360	5.160%	24,017.72	15,776.92	0.00	N/A	01/06/27	--	5,585,515.73	5,569,738.81	10/06/24
34	307531034	OF	Troy	MI	Actual/360	4.777%	22,103.55	11,255.30	0.00	N/A	03/01/27	--	5,552,492.54	5,541,237.24	10/01/24
35	656120613	MF	Portage	MI	Actual/360	5.370%	18,893.14	7,970.52	0.00	N/A	01/06/27	--	4,221,929.63	4,213,959.11	10/06/24
Totals							3,012,506.27	961,212.76	0.00				867,876,993.22	866,915,780.46
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	15,136,784.00	9,113,626.00	01/01/19	09/30/19	10/08/24	38,782,217.27	4,643,371.37	(391.00)	1,850,773.63	0.00	0.00
1A	0.00	0.00	--	--	10/08/24	38,782,217.27	4,643,371.27	(391.00)	1,850,773.73	0.00	0.00
2	0.00	16,832,108.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	31,082,758.47	11,589,307.66	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	191,812,790.10	195,209,088.90	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	23,942,686.00	0.00	--	--	07/11/23	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	1,158,592.27	01/01/24	06/30/24	--	0.00	0.00	284,708.23	284,708.23	0.00	0.00
7	8,802,282.00	8,973,007.98	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	32,662,774.21	16,366,055.22	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	13,114,758.00	6,294,546.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,485,577.62	4,284,951.93	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,777,893.59	811,136.81	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	5,307,494.15	5,429,702.61	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	12,106,243.71	5,467,367.54	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	4,072,695.78	2,317,456.63	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	6,146,439.00	2,463,942.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,272,158.80	1,633,810.90	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,940,051.41	2,513,047.27	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,712,129.25	844,093.54	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,102,747.70	636,683.95	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,611,488.23	819,416.44	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,689,487.85	1,374,148.74	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	777,449.48	758,685.77	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	2,232,175.51	2,194,432.29	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1,154,762.44	555,171.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	998,848.70	867,221.50	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	476,658.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	739,488.70	382,277.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	587,341.87	309,842.93	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	371,269,306.57	299,676,379.88				77,564,434.54	9,286,742.64	283,926.23	3,986,255.59	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/24	0	0.00	0	0.00	2	80,000,000.00	0	0.00	2	80,000,000.00	0	0.00	0	0.00	0	0.00	4.534303%	4.479897%	26
09/17/24	0	0.00	0	0.00	2	80,000,000.00	0	0.00	2	80,000,000.00	0	0.00	0	0.00	0	0.00	4.534568%	4.480165%	27
08/16/24	0	0.00	0	0.00	2	80,000,000.00	0	0.00	2	80,000,000.00	0	0.00	0	0.00	0	0.00	4.534813%	4.480410%	28
07/17/24	0	0.00	0	0.00	2	80,000,000.00	0	0.00	2	80,000,000.00	0	0.00	0	0.00	0	0.00	4.535056%	4.480654%	29
06/17/24	0	0.00	0	0.00	2	80,000,000.00	0	0.00	2	80,000,000.00	0	0.00	0	0.00	0	0.00	4.535316%	4.480917%	30
05/17/24	0	0.00	0	0.00	2	80,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.535555%	4.481157%	31
04/17/24	0	0.00	0	0.00	2	80,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.535812%	4.481416%	32
03/15/24	0	0.00	0	0.00	2	80,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.536048%	4.464366%	33
02/16/24	0	0.00	0	0.00	2	80,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.536321%	4.464661%	34
01/18/24	0	0.00	0	0.00	2	80,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.536553%	4.464912%	35
12/15/23	0	0.00	0	0.00	2	80,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.536780%	4.465156%	36
11/17/23	0	0.00	0	0.00	2	80,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.537032%	4.465405%	37
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	656120572	09/06/20	48	6	(391.00)	1,850,773.63	0.00	40,000,000.00	12/24/19	7			05/29/24
1A	656120573	09/06/20	48	6	(391.00)	1,850,773.73	0.00	40,000,000.00	12/24/19	0			05/29/24
6	307531006	09/06/24	0	B	284,708.23	284,708.23	0.00	50,899,518.49
Totals					283,926.23	3,986,255.59	0.00	130,899,518.49
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		35,000,000	35,000,000	0		0
25 - 36 Months		831,915,780	751,915,780	0		80,000,000
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-24	866,915,780	786,915,780	0	0	40,000,000	40,000,000
Sep-24	867,876,993	787,876,993	0	0	40,000,000	40,000,000
Aug-24	868,767,240	788,767,240	0	0	40,000,000	40,000,000
Jul-24	869,653,806	789,653,806	0	0	40,000,000	40,000,000
Jun-24	870,604,060	790,604,060	0	0	40,000,000	40,000,000
May-24	871,483,029	791,483,029	0	0	80,000,000	0
Apr-24	872,425,962	792,425,962	0	0	80,000,000	0
Mar-24	873,297,398	793,297,398	0	0	80,000,000	0
Feb-24	874,300,926	794,300,926	0	0	80,000,000	0
Jan-24	875,164,609	795,164,609	0	0	80,000,000	0
Dec-23	876,007,561	796,007,561	0	0	80,000,000	0
Nov-23	877,014,446	797,014,446	0	0	80,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	656120572	40,000,000.00	40,000,000.00	90,000,000.00	03/01/24	8,142,868.00	0.93710	09/30/19	11/06/26	I/O
1A	656120573	40,000,000.00	40,000,000.00		--	21,502,001.00	1.75000	--	11/06/26	I/O
5	307531005	35,111,991.51	35,111,991.51	362,000,000.00	12/01/17	21,160,499.00	1.32970	12/31/23	02/06/27	208
5A	307531105	17,555,996.14	17,555,996.14		--	27,004,694.00	1.59000	--	02/06/27	208
Totals		132,667,987.65	132,667,987.65	452,000,000.00		77,810,062.00

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	656120572	RT	NY	12/24/19	7

The loan transferred to special servicing on 12/24/2019 due to imminent monetary default. The collateral consists of a 248,457 sf (8-unit) retail condo located at 229 W. 43rd Street (Times Square), The Lender was the successful bidder at the foreclosure s May 29, 2024. The Foreclosure Deed was issued in July 2024 and CBRE was engaged for property management, leasing & listing. REO Sale process was launched in early Sept 2024 with first round bids due in late Oct 2024.

1A	656120573	RT	NY	12/24/19	0

The loan transferred to special servicing on 12/24/2019 due to imminent monetary default. The collateral consists of a 248,457 sf (8-unit) retail condo located at 229 W. 43rd Street (Times Square), The Lender was the successful bidder at the foreclosure s May 29, 2024. The Foreclosure Deed was issued in July 2024 and CBRE was engaged for property management, leasing & listing. REO Sale process was launched in early Sept 2024 with first round bids due in late Oct 2024.

5	307531005	MU	OH	10/27/20	13

The Loan transferred for Imminent Monetary Default at the Borrower's request as a result of the Covid-19 pandemic. The Lender approved a direct franchise with Marriott. The Borrower submitted a proposal for a payment deferral to help fund capex costs but deferral did not occur. Borrower indicated it has raised equity to fund leasing and capex costs. Borrower also submitted a request for a lease amendment. Request is under review.

5A	307531105	MU	OH	10/27/20	0

The Loan transferred for Imminent Monetary Default at the Borrower's request as a result of the Covid-19 pandemic. The Lender approved a direct franchise with Marriott. The Borrower submitted a proposal for a payment deferral to help fund capex costs but deferral did not occur. Borrower indicated it has raised equity to fund leasing and capex costs. Borrower also submitted a request for a lease amendment. Request is under review.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	307531002	0.00	3.91513%	0.00	3.91513%	8	01/24/23	01/24/23	--
5	307531005	56,930,411.53	5.31000%	56,930,411.53	5.31000%	8	10/13/21	10/13/21	--
11	307531011	0.00	4.99000%	0.00	4.99000%	10	05/01/20	05/06/20	06/11/20
13	307531013	33,679,496.86	5.25500%	33,679,496.86	5.25500%	10	06/23/20	06/01/20	08/11/20
19	656120630	0.00	4.44000%	0.00	4.44000%	10	09/04/20	09/06/20	09/11/20
25	307090023	16,713,001.00	4.44800%	16,713,001.00	4.44800%	8	01/28/21	01/28/21	--
32	307531032	0.00	5.00000%	0.00	5.00000%	10	05/12/20	06/01/20	06/11/20
33	307531033	6,276,365.12	5.16000%	6,276,365.12	5.16000%	8	11/17/20	11/17/20	--
33	307531033	0.00	5.16000%	0.00	5.16000%	8	11/02/20	11/17/20	--
Totals		113,599,274.51		113,599,274.51
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	8,333.33	0.00	0.00	0.00	0.00	133,516.67	0.00	0.00	0.00	0.00
1A	0.00	0.00	8,333.33	0.00	0.00	0.00	0.00	133,516.67	0.00	0.00	0.00	0.00
2	0.00	0.00	0.00	0.00	2,175.09	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	0.00	0.00	2,319.85	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	7,332.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	3,666.39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,049.71	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	1,509.47	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	654.68	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	674.09	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	27,665.83	0.00	7,333.18	0.00	0.00	267,033.33	2,049.71	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		304,082.05

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Compliance" tab for the JPMC 2017-C05 transaction, certain

Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and the Hedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate

Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27